Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Summary of changes in liabilties arising from financing activities
Changes in liabilities arising from financing activities
	Debt securities in issue		Subordinated Loans		Lease liabilities		Total Liabilities from financing activities
	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	118,528	119,751	16,588	13,724	1,507	n/a	136,622	133,475
Effect of change in accounting policy due to the implementation of IFRS 16						1,301		1,301
Cashflows:
Additions	65,308	90,793	2,165	3,429	0	0	67,472	94,222
Redemptions / Disposals	-99,212	-94,497	-2,786	-933	-273	-271	-102,270	-95,700
Non cash changes:
Amortisation	68	135	5	1	18	25	92	161
Other	-105	21	-20	26	118	443	-6	490
Changes in FV	880	1,018	397	201	0	0	1,277	1,220
Foreign exchange movement	-3,403	1,306	-545	140	-31	8	-3,980	1,454
Closing balance	82,065	118,528	15,805	16,588	1,339	1,507	99,208	136,622